INTANGIBLE ASSETS, NET - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	$ 12,887	$ 37,333
Additions	6,883	5,245
Amortization expense	(4,849)	(23,826)	$ (17,569)
Written-off	(2)
Impairment	0	(5,166)	(922)
Disposal		(245)
Exchange differences	101	(454)
Intangible assets, ending balance	15,020	12,887	37,333
Licensing Fee [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	1,568	16,312
Additions	6,045	3,221
Amortization expense	(2,653)	(17,573)
Written-off	0
Impairment		(112)
Disposal		0
Exchange differences	85	(280)
Intangible assets, ending balance	5,045	1,568	16,312
IP Right [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	124	9,248
Additions	0	406
Amortization expense	(124)	(4,348)
Written-off	0
Impairment		(5,054)
Disposal		0
Exchange differences	0	(128)
Intangible assets, ending balance	0	124	9,248
Trademarks [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	9,077	10,145
Additions	0	0
Amortization expense	(1,068)	(1,068)
Written-off	0
Impairment		0
Disposal		0
Exchange differences	0	0
Intangible assets, ending balance	8,009	9,077	10,145
Others [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	2,118	1,628
Additions	838	1,618
Amortization expense	(1,004)	(837)
Written-off	(2)
Impairment		0
Disposal		(245)
Exchange differences	16	(46)
Intangible assets, ending balance	$ 1,966	$ 2,118	$ 1,628